CASH AND CASH EQUIVALENTS	12 Months Ended
Dec. 31, 2021
Cash and cash equivalents [abstract]
Schedule of cash and cash equivalents
NOTE 10:	CASH AND CASH EQUIVALENTS

	December 31
	2021	2020
	USD thousands

Cash	77,537	44,825
Bank deposits	290,180	52,638

Cash and cash equivalents	367,717	97,463

The Group’s exposure to credit, and currency risks are disclosed in Note 18 on financial instruments.